First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 6.3%
1,562	General Dynamics Corp.	$472,036
1,709	Huntington Ingalls Industries, Inc.	451,826
948	Lockheed Martin Corp.	554,163
		1,478,025
	Banks — 9.5%
7,120	Commerce Bancshares, Inc.	422,928
3,960	Cullen/Frost Bankers, Inc.	442,966
5,633	East West Bancorp, Inc.	466,074
4,547	Popular, Inc.	455,928
9,191	Zions Bancorp N.A.	433,999
		2,221,895
	Beverages — 2.2%
10,354	Brown-Forman Corp., Class B	509,416
	Broadline Retail — 2.3%
8,399	eBay, Inc.	546,859
	Capital Markets — 2.2%
5,410	Stifel Financial Corp.	507,999
	Chemicals — 8.6%
6,275	CF Industries Holdings, Inc.	538,395
4,634	Eastman Chemical Co.	518,776
3,516	PPG Industries, Inc.	465,730
4,003	RPM International, Inc.	484,363
		2,007,264
	Consumer Staples Distribution & Retail — 4.0%
6,115	Sysco Corp.	477,337
3,007	Target Corp.	468,671
		946,008
	Distributors — 1.9%
3,256	Genuine Parts Co.	454,798
	Electrical Equipment — 1.9%
1,669	Rockwell Automation, Inc.	448,060
	Electronic Equipment, Instruments & Components — 1.9%
2,988	TE Connectivity PLC	451,158
	Financial Services — 1.9%
10,788	Equitable Holdings, Inc.	453,420
	Food Products — 5.1%
7,013	Archer-Daniels-Midland Co.	418,957
4,022	Bunge Global S.A.	388,686
5,810	Lamb Weston Holdings, Inc.	376,139
		1,183,782
	Ground Transportation — 2.0%
1,858	Union Pacific Corp.	457,960
Shares	Description	Value

	Health Care Providers & Services — 2.0%
3,083	Quest Diagnostics, Inc.	$478,636
	Household Durables — 2.0%
2,647	Garmin Ltd.	465,951
	Industrial Conglomerates — 1.9%
2,098	Honeywell International, Inc.	433,677
	Insurance — 17.3%
4,845	Aflac, Inc.	541,671
3,720	Cincinnati Financial Corp.	506,366
1,168	Everest Group Ltd.	457,657
4,452	Hartford Financial Services Group (The), Inc.	523,600
14,099	Old Republic International Corp.	499,387
3,230	RLI Corp.	500,585
2,212	Travelers (The) Cos., Inc.	517,874
8,407	Unum Group	499,712
		4,046,852
	IT Services — 2.0%
6,057	Cognizant Technology Solutions Corp., Class A	467,479
	Machinery — 6.0%
1,546	Cummins, Inc.	500,579
4,176	PACCAR, Inc.	412,088
1,662	Snap-on, Inc.	481,498
		1,394,165
	Media — 2.0%
15,183	Interpublic Group of (The) Cos., Inc.	480,238
	Oil, Gas & Consumable Fuels — 10.5%
3,937	ConocoPhillips	414,487
16,798	Coterra Energy, Inc.	402,312
9,430	Devon Energy Corp.	368,902
3,483	EOG Resources, Inc.	428,165
9,299	HF Sinclair Corp.	414,457
3,251	Phillips 66	427,344
		2,455,667
	Professional Services — 2.3%
13,531	Genpact Ltd.	530,550
	Specialty Retail — 1.9%
2,122	Dick’s Sporting Goods, Inc.	442,861
	Textiles, Apparel & Luxury Goods — 2.3%
6,192	NIKE, Inc., Class B	547,373
	Total Common Stocks	23,410,093
	(Cost $21,113,537)

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
29,501	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (a)	$29,501
	(Cost $29,501)

	Total Investments — 100.1%	23,439,594
	(Cost $21,143,038)
	Net Other Assets and Liabilities — (0.1)%	(22,514)
	Net Assets — 100.0%	$23,417,080

(a)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,410,093	$ 23,410,093	$ —	$ —
Money Market Funds	29,501	29,501	—	—
Total Investments	$23,439,594	$23,439,594	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
45,625	Boeing (The) Co. (a)	$6,936,825
	Banks — 3.3%
35,007	JPMorgan Chase & Co.	7,381,576
	Beverages — 3.3%
100,163	Coca-Cola (The) Co.	7,197,713
	Biotechnology — 3.1%
21,515	Amgen, Inc.	6,932,348
	Broadline Retail — 3.2%
38,354	Amazon.com, Inc. (a)	7,146,501
	Capital Markets — 3.3%
14,933	Goldman Sachs Group (The), Inc.	7,393,478
	Chemicals — 3.5%
142,624	Dow, Inc.	7,791,549
	Communications Equipment — 3.5%
143,627	Cisco Systems, Inc.	7,643,829
	Consumer Finance — 3.4%
27,616	American Express Co.	7,489,459
	Consumer Staples Distribution & Retail — 3.2%
88,742	Walmart, Inc.	7,165,917
	Diversified Telecommunication Services — 3.3%
160,986	Verizon Communications, Inc.	7,229,881
	Entertainment — 3.4%
78,991	Walt Disney (The) Co.	7,598,144
	Financial Services — 3.1%
24,892	Visa, Inc., Class A	6,844,055
	Health Care Providers & Services — 3.2%
12,035	UnitedHealth Group, Inc.	7,036,624
	Hotels, Restaurants & Leisure — 3.3%
24,121	McDonald’s Corp.	7,345,086
	Household Products — 3.2%
41,088	Procter & Gamble (The) Co.	7,116,442
	Industrial Conglomerates — 6.6%
53,706	3M Co.	7,341,610
35,036	Honeywell International, Inc.	7,242,292
		14,583,902
	Insurance — 3.2%
30,074	Travelers (The) Cos., Inc.	7,040,925
	IT Services — 3.3%
33,301	International Business Machines Corp.	7,362,185
Shares	Description	Value

	Machinery — 3.7%
20,714	Caterpillar, Inc.	$8,101,660
	Oil, Gas & Consumable Fuels — 3.4%
50,868	Chevron Corp.	7,491,330
	Pharmaceuticals — 6.3%
43,213	Johnson & Johnson	7,003,099
61,735	Merck & Co., Inc.	7,010,626
		14,013,725
	Semiconductors & Semiconductor Equipment — 3.9%
363,816	Intel Corp.	8,535,123
	Software — 6.7%
16,611	Microsoft Corp.	7,147,713
28,097	Salesforce, Inc.	7,690,430
		14,838,143
	Specialty Retail — 3.4%
18,823	Home Depot (The), Inc.	7,627,080
	Technology Hardware, Storage & Peripherals — 3.4%
32,147	Apple, Inc.	7,490,251
	Textiles, Apparel & Luxury Goods — 3.6%
90,528	NIKE, Inc., Class B	8,002,675
	Total Common Stocks	221,336,426
	(Cost $189,653,389)
MONEY MARKET FUNDS — 0.1%
109,508	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	109,508
	(Cost $109,508)

	Total Investments — 100.0%	221,445,934
	(Cost $189,762,897)
	Net Other Assets and Liabilities — 0.0%	44,947
	Net Assets — 100.0%	$221,490,881

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 221,336,426	$ 221,336,426	$ —	$ —
Money Market Funds	109,508	109,508	—	—
Total Investments	$221,445,934	$221,445,934	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.7%
1,508	Axon Enterprise, Inc. (a)	$602,597
1,066	General Dynamics Corp.	322,145
3,041	Howmet Aerospace, Inc.	304,861
654	Lockheed Martin Corp.	382,302
523	TransDigm Group, Inc.	746,389
		2,358,294
	Automobiles — 0.5%
26,278	Rivian Automotive, Inc., Class A (a)	294,839
	Beverages — 1.1%
5,711	Coca-Cola (The) Co.	410,392
2,488	Monster Beverage Corp. (a)	129,799
861	PepsiCo, Inc.	146,413
		686,604
	Biotechnology — 1.4%
2,264	Alnylam Pharmaceuticals, Inc. (a)	622,668
260	Regeneron Pharmaceuticals, Inc. (a)	273,322
		895,990
	Building Products — 2.0%
1,663	Builders FirstSource, Inc. (a)	322,389
639	Carlisle Cos., Inc.	287,391
2,302	Masco Corp.	193,230
1,277	Trane Technologies PLC	496,408
		1,299,418
	Capital Markets — 5.3%
636	Ameriprise Financial, Inc.	298,799
2,383	Ares Management Corp., Class A	371,367
4,553	Bank of New York Mellon (The) Corp.	327,178
3,969	Coinbase Global, Inc., Class A (a)	707,157
1,324	FactSet Research Systems, Inc.	608,841
3,077	KKR & Co., Inc.	401,795
672	Moody’s Corp.	318,924
590	MSCI, Inc.	343,929
		3,377,990
	Commercial Services & Supplies — 4.2%
4,023	Cintas Corp.	828,255
2,840	Copart, Inc. (a)	148,816
2,836	Republic Services, Inc.	569,582
12,725	Rollins, Inc.	643,631
2,226	Waste Management, Inc.	462,118
		2,652,402
Shares	Description	Value

	Communications Equipment — 2.8%
1,558	Arista Networks, Inc. (a)	$597,991
8,244	Cisco Systems, Inc.	438,746
1,700	Motorola Solutions, Inc.	764,371
		1,801,108
	Construction & Engineering — 0.3%
680	Quanta Services, Inc.	202,742
	Consumer Staples Distribution & Retail — 1.6%
202	Costco Wholesale Corp.	179,077
10,612	Sysco Corp.	828,373
		1,007,450
	Containers & Packaging — 0.4%
1,274	Avery Dennison Corp.	281,248
	Electric Utilities — 1.5%
2,302	Constellation Energy Corp.	598,566
2,551	Entergy Corp.	335,737
		934,303
	Electrical Equipment — 3.1%
2,509	AMETEK, Inc.	430,821
478	Hubbell, Inc.	204,751
13,359	Vertiv Holdings Co., Class A	1,329,087
		1,964,659
	Electronic Equipment, Instruments & Components — 0.3%
2,715	Amphenol Corp., Class A	176,909
	Entertainment — 1.0%
422	Netflix, Inc. (a)	299,312
8,417	ROBLOX Corp., Class A (a)	372,536
		671,848
	Financial Services — 4.5%
4,903	Apollo Global Management, Inc.	612,434
359	Berkshire Hathaway, Inc., Class B (a)	165,233
488	Corpay, Inc. (a)	152,627
936	Fiserv, Inc. (a)	168,152
1,841	Mastercard, Inc., Class A	909,086
3,035	Visa, Inc., Class A	834,473
		2,842,005
	Food Products — 1.3%
748	Hershey (The) Co.	143,451
3,348	Lamb Weston Holdings, Inc.	216,750
5,969	Mondelez International, Inc., Class A	439,736
		799,937

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 0.8%
3,786	Atmos Energy Corp.	$525,156
	Ground Transportation — 1.0%
5,117	Uber Technologies, Inc. (a)	384,594
1,092	Union Pacific Corp.	269,156
		653,750
	Health Care Equipment & Supplies — 3.4%
2,140	Dexcom, Inc. (a)	143,466
512	IDEXX Laboratories, Inc. (a)	258,673
1,436	Insulet Corp. (a)	334,229
1,062	Intuitive Surgical, Inc. (a)	521,729
3,274	Medtronic PLC	294,758
1,679	Stryker Corp.	606,555
		2,159,410
	Health Care Providers & Services — 1.3%
1,266	Cencora, Inc.	284,952
553	Elevance Health, Inc.	287,560
472	McKesson Corp.	233,366
		805,878
	Hotels, Restaurants & Leisure — 4.9%
41	Booking Holdings, Inc.	172,697
6,600	Chipotle Mexican Grill, Inc. (a)	380,292
2,092	Darden Restaurants, Inc.	343,360
603	Domino’s Pizza, Inc.	259,374
8,225	DraftKings, Inc., Class A (a)	322,420
1,291	Hilton Worldwide Holdings, Inc.	297,576
1,400	McDonald’s Corp.	426,314
1,776	Royal Caribbean Cruises Ltd.	314,991
4,390	Yum! Brands, Inc.	613,327
		3,130,351
	Household Products — 3.1%
4,079	Church & Dwight Co., Inc.	427,153
7,919	Colgate-Palmolive Co.	822,071
4,385	Procter & Gamble (The) Co.	759,482
		2,008,706
	Independent Power and Renewable Electricity Producers — 1.8%
9,805	Vistra Corp.	1,162,285
	Industrial Conglomerates — 0.7%
2,200	Honeywell International, Inc.	454,762
	Insurance — 6.0%
3,380	American International Group, Inc.	247,517
839	Aon PLC, Class A	290,286
Shares	Description	Value

	Insurance (Continued)
3,809	Arch Capital Group Ltd. (a)	$426,151
8,755	Brown & Brown, Inc.	907,018
580	Chubb Ltd.	167,266
3,032	Hartford Financial Services Group (The), Inc.	356,593
4,571	Loews Corp.	361,338
1,690	Marsh & McLennan Cos., Inc.	377,022
2,989	Principal Financial Group, Inc.	256,755
1,240	Travelers (The) Cos., Inc.	290,309
3,055	W.R. Berkley Corp.	173,310
		3,853,565
	Interactive Media & Services — 1.1%
783	Meta Platforms, Inc., Class A	448,221
21,525	Snap, Inc., Class A (a)	230,317
		678,538
	IT Services — 2.4%
3,626	Cloudflare, Inc., Class A (a)	293,307
328	Gartner, Inc. (a)	166,217
929	MongoDB, Inc. (a)	251,155
2,215	Snowflake, Inc., Class A (a)	254,415
3,083	VeriSign, Inc. (a)	585,647
		1,550,741
	Machinery — 3.9%
1,126	IDEX Corp.	241,527
3,404	Illinois Tool Works, Inc.	892,086
574	Lincoln Electric Holdings, Inc.	110,219
3,087	Otis Worldwide Corp.	320,863
1,197	PACCAR, Inc.	118,120
266	Parker-Hannifin Corp.	168,064
1,988	Westinghouse Air Brake Technologies Corp.	361,359
1,967	Xylem, Inc.	265,604
		2,477,842
	Media — 0.6%
3,627	Trade Desk (The), Inc., Class A (a)	397,701
	Oil, Gas & Consumable Fuels — 1.8%
16,365	Kinder Morgan, Inc.	361,503
1,213	Marathon Petroleum Corp.	197,610
1,797	Targa Resources Corp.	265,974
6,989	Williams (The) Cos., Inc.	319,048
		1,144,135
	Pharmaceuticals — 2.5%
811	Eli Lilly & Co.	718,497
2,156	Johnson & Johnson	349,401
2,283	Merck & Co., Inc.	259,258
1,408	Zoetis, Inc.	275,095
		1,602,251

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 4.9%
2,547	Automatic Data Processing, Inc.	$704,832
1,149	Booz Allen Hamilton Holding Corp.	187,011
2,910	Broadridge Financial Solutions, Inc.	625,737
7,163	Paychex, Inc.	961,203
2,426	Verisk Analytics, Inc.	650,071
		3,128,854
	Retail REITs — 0.5%
4,846	Realty Income Corp.	307,333
	Semiconductors & Semiconductor Equipment — 4.9%
1,129	Applied Materials, Inc.	228,114
4,161	Broadcom, Inc.	717,773
1,426	Entegris, Inc.	160,468
339	KLA Corp.	262,525
432	Monolithic Power Systems, Inc.	399,384
11,266	NVIDIA Corp.	1,368,143
		3,136,407
	Software — 12.0%
532	Adobe, Inc. (a)	275,459
946	Autodesk, Inc. (a)	260,604
5,367	Bentley Systems, Inc., Class B	272,697
1,508	Cadence Design Systems, Inc. (a)	408,713
1,045	Crowdstrike Holdings, Inc., Class A (a)	293,091
2,633	Datadog, Inc., Class A (a)	302,953
451	Fair Isaac Corp. (a)	876,528
3,495	Fortinet, Inc. (a)	271,037
469	HubSpot, Inc. (a)	249,320
385	Intuit, Inc.	239,085
1,782	Manhattan Associates, Inc. (a)	501,419
918	Microsoft Corp.	395,016
11,221	Nutanix, Inc., Class A (a)	664,844
28,803	Palantir Technologies, Inc., Class A (a)	1,071,472
1,039	Palo Alto Networks, Inc. (a)	355,130
380	ServiceNow, Inc. (a)	339,868
717	Synopsys, Inc. (a)	363,082
877	Workday, Inc., Class A (a)	214,348
1,702	Zscaler, Inc. (a)	290,940
		7,645,606
	Specialized REITs — 2.0%
1,413	American Tower Corp.	328,607
841	Public Storage	306,015
1,846	SBA Communications Corp.	444,332
5,138	VICI Properties, Inc.	171,147
		1,250,101
Shares	Description	Value

	Specialty Retail — 2.0%
218	O’Reilly Automotive, Inc. (a)	$251,049
4,217	Ross Stores, Inc.	634,700
3,472	TJX (The) Cos., Inc.	408,099
		1,293,848
	Technology Hardware, Storage & Peripherals — 0.7%
2,005	Apple, Inc.	467,165
	Textiles, Apparel & Luxury Goods — 0.6%
2,334	Deckers Outdoor Corp. (a)	372,156
	Trading Companies & Distributors — 1.3%
4,423	Fastenal Co.	315,891
383	United Rentals, Inc.	310,127
183	W.W. Grainger, Inc.	190,102
		816,120
	Wireless Telecommunication Services — 0.7%
2,232	T-Mobile US, Inc.	460,596
	Total Common Stocks	63,731,003
	(Cost $58,500,997)
MONEY MARKET FUNDS — 0.1%
53,659	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	53,659
	(Cost $53,659)

	Total Investments — 100.0%	63,784,662
	(Cost $58,554,656)
	Net Other Assets and Liabilities — 0.0%	6,501
	Net Assets — 100.0%	$63,791,163

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,731,003	$ 63,731,003	$ —	$ —
Money Market Funds	53,659	53,659	—	—
Total Investments	$63,784,662	$63,784,662	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.9%
18	Huntington Ingalls Industries, Inc.	$4,759
11	Lockheed Martin Corp.	6,430
		11,189
	Air Freight & Logistics — 1.4%
88	C.H. Robinson Worldwide, Inc.	9,712
54	Expeditors International of Washington, Inc.	7,096
		16,808
	Banks — 3.5%
210	Citizens Financial Group, Inc.	8,625
512	Huntington Bancshares, Inc.	7,527
50	M&T Bank Corp.	8,906
213	Truist Financial Corp.	9,110
162	Wells Fargo & Co.	9,151
		43,319
	Beverages — 0.6%
122	Molson Coors Beverage Co., Class B	7,017
	Biotechnology — 1.7%
48	AbbVie, Inc.	9,479
135	Gilead Sciences, Inc.	11,319
		20,798
	Broadline Retail — 1.1%
202	eBay, Inc.	13,152
	Building Products — 1.5%
55	A.O. Smith Corp.	4,941
35	Builders FirstSource, Inc. (a)	6,785
79	Masco Corp.	6,631
		18,357
	Capital Markets — 1.7%
552	Invesco Ltd.	9,693
120	State Street Corp.	10,617
		20,310
	Chemicals — 1.2%
41	CF Industries Holdings, Inc.	3,518
56	Dow, Inc.	3,059
47	LyondellBasell Industries N.V., Class A	4,507
137	Mosaic (The) Co.	3,669
		14,753
	Communications Equipment — 6.9%
620	Cisco Systems, Inc.	32,996
124	F5, Inc. (a)	27,305
639	Juniper Networks, Inc.	24,908
		85,209
Shares	Description	Value

	Consumer Finance — 4.8%
109	Capital One Financial Corp.	$16,321
101	Discover Financial Services	14,169
561	Synchrony Financial	27,983
		58,473
	Consumer Staples Distribution & Retail — 0.5%
108	Kroger (The) Co.	6,188
	Diversified Telecommunication Services — 2.6%
1,458	AT&T, Inc.	32,076
	Electronic Equipment, Instruments & Components — 1.9%
154	TE Connectivity PLC	23,253
	Entertainment — 4.7%
170	Electronic Arts, Inc.	24,385
3,986	Warner Bros. Discovery, Inc. (a)	32,884
		57,269
	Food Products — 2.2%
151	Archer-Daniels-Midland Co.	9,021
127	Bunge Global S.A.	12,273
196	Conagra Brands, Inc.	6,374
		27,668
	Gas Utilities — 1.5%
130	Atmos Energy Corp.	18,032
	Health Care Equipment & Supplies — 1.3%
229	Solventum Corp. (a)	15,966
	Health Care Providers & Services — 8.6%
153	Cardinal Health, Inc.	16,909
39	Cencora, Inc.	8,778
325	Centene Corp. (a)	24,466
29	Cigna Group (The)	10,047
119	CVS Health Corp.	7,483
62	DaVita, Inc. (a)	10,163
27	Humana, Inc.	8,552
28	Molina Healthcare, Inc. (a)	9,648
16	UnitedHealth Group, Inc.	9,355
		105,401
	Health Care REITs — 0.3%
31	Alexandria Real Estate Equities, Inc.	3,681
	Hotel & Resort REITs — 0.2%
164	Host Hotels & Resorts, Inc.	2,886

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.9%
2	Booking Holdings, Inc.	$8,424
99	Expedia Group, Inc. (a)	14,654
		23,078
	Household Durables — 5.3%
55	D.R. Horton, Inc.	10,492
90	Lennar Corp., Class A	16,873
79	Mohawk Industries, Inc. (a)	12,694
1	NVR, Inc. (a)	9,812
108	PulteGroup, Inc.	15,501
		65,372
	Household Products — 0.6%
52	Kimberly-Clark Corp.	7,399
	Industrial Conglomerates — 1.0%
88	3M Co.	12,030
	Insurance — 3.9%
118	American International Group, Inc.	8,641
71	Arch Capital Group Ltd. (a)	7,943
23	Everest Group Ltd.	9,012
154	MetLife, Inc.	12,702
78	Prudential Financial, Inc.	9,446
		47,744
	Interactive Media & Services — 2.1%
684	Match Group, Inc. (a)	25,883
	IT Services — 4.4%
346	Cognizant Technology Solutions Corp., Class A	26,704
122	International Business Machines Corp.	26,972
		53,676
	Machinery — 1.4%
12	Caterpillar, Inc.	4,694
19	Cummins, Inc.	6,152
23	Snap-on, Inc.	6,663
		17,509
	Metals & Mining — 0.7%
32	Nucor Corp.	4,811
33	Steel Dynamics, Inc.	4,161
		8,972
	Multi-Utilities — 1.1%
68	Public Service Enterprise Group, Inc.	6,066
72	WEC Energy Group, Inc.	6,925
		12,991
Shares	Description	Value

	Office REITs — 0.5%
82	BXP, Inc.	$6,598
	Oil, Gas & Consumable Fuels — 2.9%
36	Diamondback Energy, Inc.	6,206
301	Marathon Oil Corp.	8,016
55	Marathon Petroleum Corp.	8,960
99	Occidental Petroleum Corp.	5,102
59	Valero Energy Corp.	7,967
		36,251
	Personal Care Products — 0.6%
344	Kenvue, Inc.	7,957
	Pharmaceuticals — 1.8%
245	Bristol-Myers Squibb Co.	12,676
828	Viatris, Inc.	9,613
		22,289
	Professional Services — 1.3%
30	Amentum Holdings, Inc. (a)	967
30	Jacobs Solutions, Inc.	3,927
35	Leidos Holdings, Inc.	5,705
36	Paychex, Inc.	4,831
		15,430
	Retail REITs — 1.0%
178	Kimco Realty Corp.	4,133
61	Realty Income Corp.	3,869
26	Simon Property Group, Inc.	4,394
		12,396
	Semiconductors & Semiconductor Equipment — 7.8%
240	Microchip Technology, Inc.	19,269
172	Qorvo, Inc. (a)	17,768
122	QUALCOMM, Inc.	20,746
387	Skyworks Solutions, Inc.	38,224
		96,007
	Specialized REITs — 0.4%
133	VICI Properties, Inc.	4,430
	Technology Hardware, Storage & Peripherals — 8.7%
1,858	Hewlett Packard Enterprise Co.	38,015
1,186	HP, Inc.	42,542
216	NetApp, Inc.	26,678
		107,235
	Textiles, Apparel & Luxury Goods — 2.2%
55	Ralph Lauren Corp.	10,663
359	Tapestry, Inc.	16,866
		27,529

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.1%
265	Altria Group, Inc.	$13,526
	Total Common Stocks	1,226,107
	(Cost $1,091,275)
MONEY MARKET FUNDS — 0.1%
1,196	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	1,196
	(Cost $1,196)

	Total Investments — 99.9%	1,227,303
	(Cost $1,092,471)
	Net Other Assets and Liabilities — 0.1%	822
	Net Assets — 100.0%	$1,228,125

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,226,107	$ 1,226,107	$ —	$ —
Money Market Funds	1,196	1,196	—	—
Total Investments	$1,227,303	$1,227,303	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.